American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2023

VP Growth - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.5%
Lockheed Martin Corp.	169	79,891
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	311	60,331
Automobile Components — 0.7%
Aptiv PLC(1)	323	36,237
Automobiles — 2.1%
Tesla, Inc.(1)	543	112,651
Beverages — 1.8%
PepsiCo, Inc.	532	96,984
Biotechnology — 3.4%
AbbVie, Inc.	798	127,177
Vertex Pharmaceuticals, Inc.(1)	174	54,822
		181,999
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	2,167	223,829
Building Products — 0.5%
Masco Corp.	223	11,087
Trex Co., Inc.(1)	313	15,234
		26,321
Capital Markets — 1.0%
Charles Schwab Corp.	234	12,257
S&P Global, Inc.	124	42,751
		55,008
Chemicals — 0.8%
Air Products & Chemicals, Inc.	152	43,656
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	44	21,862
Sysco Corp.	491	37,920
		59,782
Diversified REITs — 1.0%
Prologis, Inc.	112	13,974
SBA Communications Corp.	155	40,466
		54,440
Electrical Equipment — 0.9%
Eaton Corp. PLC	156	26,729
Generac Holdings, Inc.(1)	189	20,414
		47,143
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	226	44,045
Keysight Technologies, Inc.(1)	286	46,183
		90,228
Energy Equipment and Services — 0.7%
Schlumberger NV	792	38,887
Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	270	20,204
Take-Two Interactive Software, Inc.(1)	165	19,684
Walt Disney Co.(1)	251	25,133
		65,021

Food Products — 1.1%
Mondelez International, Inc., Class A	730	50,896
Vital Farms, Inc.(1)	390	5,967
		56,863
Ground Transportation — 1.9%
Uber Technologies, Inc.(1)	1,274	40,386
Union Pacific Corp.	286	57,560
		97,946
Health Care Equipment and Supplies — 1.8%
DexCom, Inc.(1)	257	29,858
Edwards Lifesciences Corp.(1)	62	5,129
IDEXX Laboratories, Inc.(1)	49	24,504
Intuitive Surgical, Inc.(1)	136	34,744
		94,235
Health Care Providers and Services — 3.6%
Cigna Group	198	50,595
UnitedHealth Group, Inc.	293	138,469
		189,064
Hotels, Restaurants and Leisure — 2.4%
Airbnb, Inc., Class A(1)	284	35,330
Chipotle Mexican Grill, Inc.(1)	25	42,707
Dutch Bros, Inc., Class A(1)(2)	182	5,757
Expedia Group, Inc.(1)	164	15,913
Starbucks Corp.	249	25,928
		125,635
Household Products — 1.3%
Procter & Gamble Co.	463	68,843
Insurance — 0.8%
Progressive Corp.	301	43,061
Interactive Media and Services — 7.4%
Alphabet, Inc., Class A(1)	3,280	340,235
Meta Platforms, Inc., Class A(1)	263	55,740
		395,975
IT Services — 7.6%
Accenture PLC, Class A	259	74,025
Mastercard, Inc., Class A	119	43,246
Okta, Inc.(1)	273	23,543
Twilio, Inc., Class A(1)	247	16,458
Visa, Inc., Class A	1,093	246,428
		403,700
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	247	34,170
Repligen Corp.(1)	52	8,755
		42,925
Machinery — 0.1%
Parker-Hannifin Corp.	14	4,706
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	277	27,481
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., Class A	117	28,836
Pharmaceuticals — 3.4%
Eli Lilly & Co.	212	72,805
Novo Nordisk A/S, B Shares	352	55,905
Zoetis, Inc.	314	52,262
		180,972

Semiconductors and Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(1)	840	82,328
Analog Devices, Inc.	302	59,561
Applied Materials, Inc.	439	53,922
ASML Holding NV	82	55,879
GLOBALFOUNDRIES, Inc.(1)(2)	208	15,014
NVIDIA Corp.	773	214,716
		481,420
Software — 17.7%
Cadence Design Systems, Inc.(1)	212	44,539
Crowdstrike Holdings, Inc., Class A(1)	275	37,747
Datadog, Inc., Class A(1)	333	24,196
Microsoft Corp.	2,409	694,515
PagerDuty, Inc.(1)	732	25,605
Paycor HCM, Inc.(1)	196	5,198
Salesforce, Inc.(1)	169	33,763
Splunk, Inc.(1)	321	30,777
Workday, Inc., Class A(1)	223	46,058
		942,398
Specialty Retail — 2.5%
Home Depot, Inc.	207	61,090
Ross Stores, Inc.	219	23,243
TJX Cos., Inc.	623	48,818
		133,151
Technology Hardware, Storage and Peripherals — 10.3%
Apple, Inc.	3,329	548,952
Textiles, Apparel and Luxury Goods — 1.6%
Deckers Outdoor Corp.(1)	62	27,872
NIKE, Inc., Class B	459	56,292
		84,164
TOTAL COMMON STOCKS (Cost $2,819,549)		5,222,735
EXCHANGE-TRADED FUNDS — 1.9%
iShares Russell 1000 Growth ETF	179	43,735
Technology Select Sector SPDR Fund(2)	379	57,233
TOTAL EXCHANGE-TRADED FUNDS (Cost $87,975)		100,968
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,100	9,100
State Street Navigator Securities Lending Government Money Market Portfolio(3)	79,716	79,716
		88,816
Repurchase Agreements — †
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $3,261), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $3,146)		3,145
TOTAL SHORT-TERM INVESTMENTS (Cost $91,961)		91,961
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $2,999,485)		5,415,664
OTHER ASSETS AND LIABILITIES — (1.7)%		(88,587)
TOTAL NET ASSETS — 100.0%		$5,327,077

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,296	USD	1,407	JPMorgan Chase Bank N.A.	6/30/23	$6
USD	46,481	EUR	43,026	JPMorgan Chase Bank N.A.	6/30/23	(409)
USD	1,902	EUR	1,743	JPMorgan Chase Bank N.A.	6/30/23	3
						$(400)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $78,003. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $79,716.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,110,951	$111,784	—
Exchange-Traded Funds	100,968	—	—
Short-Term Investments	88,816	3,145	—
	$5,300,735	$114,929	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$409	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.